Condensed Consolidated Statements of Operations - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 1,400	$ 1,318	$ 2,678	$ 2,520	$ 2,517
Cost of revenue	715	687	1,398	1,313	1,338
Selling, general and administrative expenses	468	439	875	795	892
Total operating income	217	192	368	412	287
Interest expense	(28)	(16)	(35)	(17)	(1)
Other income, net	18	16	13	(12)	(12)
Income before income taxes	207	192	346	383	274
Income tax expense	41	35	70	74	36
Net income	166	157	276	309	238
Less: net income attributable to non-controlling interests	9	8	16	16	14
Net income attributable to stockholders of UL Solutions	$ 157	$ 149	$ 260	$ 293	$ 224
Earnings per common share:
Basic (in dollars per share)	$ 0.79	$ 0.75	$ 1.30	$ 1.47	$ 6.08
Diluted (in dollars per share)	$ 0.78	$ 0.75	$ 1.30	$ 1.47	$ 6.08
Weighted average common shares outstanding:
Basic (in shares)	200,000,000	200,000,000	200,000,000	200,000,000	36,813,350
Diluted (in shares)	201,000,000	200,000,000	200,000,000	200,000,000	36,813,350